THE THURLOW FUNDS, INC.

                         Supplement dated April 1, 1999
                    to the Prospectus dated October 30, 1998

1.       Management of the Fund

       The following discussion supplements the discussion under the caption "MANAGEMENT OF THE FUND" on pages 10 and 11 of the Prospectus.

       The Thurlow Growth Fund (the "Fund") has entered into an Accounting Services Agreement, effective April 1, 1999, with Maxus Information Systems, Inc. (d.b.a. Mutual Shareholder Services) ("MSS"), 1301 East Ninth Street, 36th Floor, Cleveland, OH 44114-1800 pursuant to which MSS provides substantially all of the services previously provided to the Fund by Firstar Mutual Fund Services, LLC in its capacity as administrator to the Fund. The Fund's agreement with Firstar Mutual Fund Services, LLC terminated effective March 31, 1999. For it services, MSS receives from the Fund an annual fee of $21,000 paid in monthly installments of $1,750. To the extent any services previously provided by Firstar Mutual Fund Services, LLC are not provided by MSS, they will be provided by the officers of the Fund.

       Effective April 1, 1999 MSS will become the Fund's transfer agent and The Fifth Third Bank, an Ohio banking trust, 38 Fountain Square Plaza, Cincinnati, OH 45263 will become the Fund's custodian.

2.       How to Purchase Shares

       The following discussion supplements the discussion under the caption "HOW TO PURCHASE SHARES" on pages 12 and 13 of the Prospectus.

       Effective April 1, 1999 account applications should be mailed or sent by overnight or express mail directly to:

                  Thurlow Growth Fund
                  c/o Mutual Shareholder Services
                  1301 East Ninth Street, 36th Floor
                  Cleveland, OH  44114-1800

       To purchase shares by wire, first call 1-888-848-7569 for information for setting up an account, if necessary, and, in any event, to alert the Fund that a wire is being sent. The purchase price should be wired through the Federal Reserve System as follows:

                  Fifth Third Bank, N.A.
                  ABA# 042000314
                  For credit to:  Thurlow Growth Fund
                  Account # 704-50728
                  For Further Credit to:
                  Shareholder Account Name ____________________________
                  Shareholder Account Number ___________________________
                  Shareholder SSN or TIN _______________________________

3.       How to Redeem Shares

       The following discussion supplements the discussion under the caption "HOW TO REDEEM SHARES" on pages 14-16 of the Prospectus.

       Effective April 1, 1999 written redemption requests should be mailed or sent by overnight or express mail to:

                  Thurlow Growth Fund
                  c/o Mutual Shareholder Services
                  1301 East Ninth Street, 36th Floor
                  Cleveland, OH  44114-1800

Telephone redemption requests, as well as any questions concerning redemption procedures, should be directed to MSS at 1-888-848-7569.

4.       Individual Retirement Accounts

       The following discussion supplements the discussion under the caption "RETIREMENT PLANS Individual Retirement Account ("IRA")" on page 17 of the Prospectus.

       Effective April 1, 1999 the Fund will offer an Education IRA and a Roth IRA, in addition to the traditional IRA which it currently offers.

                                      * * *

       Shareholders   who  have  questions   concerning  the  Fund  should  call
1-888-848-7569 or write to:

                  Thurlow Growth Fund
                  c/o Mutual Shareholder Services
                  1301 East Ninth Street, 36th Floor
                  Cleveland, OH  44114-1800